CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Commitments: a-l) (Details) MMBTU in Thousands, m³ in Millions, $ in Millions				12 Months Ended
	Dec. 31, 2025 USD ($) m³	May 09, 2018 MMBTU	Apr. 24, 2017 MW	Dec. 31, 2025 USD ($) MMBTU m³	Dec. 30, 2019
Techgen S.A. de C.V. | Ternium Mexico
Disclosure of contingent liabilities [line items]
Guarantor obligations, outstanding	$ 57.2			$ 57.2
Iron Ore, Pellets and Iron Ore Fines | Vale S.A. and LHG Mining | Ternium Argentina
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum percentage of volume required				80.00%
Long-term purchase commitment, amount	259.0			$ 259.0
Iron Ore, Pellets and Iron Ore Fines | Vale S.A. and LHG Mining | Scenario one | Ternium Argentina
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum percentage of volume required				80.00%
Long-term purchase commitment, percentage of penalty				7.00%
Iron Ore, Pellets and Iron Ore Fines | Vale S.A. and LHG Mining | Scenario one | Bottom of range | Ternium Argentina
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, percentage of total volume actually operated				70.00%
Iron Ore, Pellets and Iron Ore Fines | Vale S.A. and LHG Mining | Scenario one | Top of range | Ternium Argentina
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, percentage of total volume actually operated				75.00%
Iron Ore, Pellets and Iron Ore Fines | Vale S.A. and LHG Mining | Scenario two | Ternium Argentina
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum percentage of volume required				80.00%
Long-term purchase commitment, percentage of penalty				15.00%
Iron Ore, Pellets and Iron Ore Fines | Vale S.A. and LHG Mining | Scenario two | Bottom of range | Ternium Argentina
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, percentage of total volume actually operated				70.00%
Natural Gas | Tecpetrol | Ternium Argentina
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	46.3			$ 46.3
Natural Gas | Transportadora de Gas del Norte S.A. and Energy Consulting Services S.A. | Ternium Argentina
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	16.8			16.8
Natural Gas | Gas Industrial de Monterrey, S.A. de C.V. | Ternium Mexico
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	21.6			21.6
Guarantor obligations, amount	28.8			28.8
Long-term purchase commitment, obligations outstanding	9.5			9.5
Industrial Gas | Air Liquide Argentina S.A. | Ternium Argentina
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	$ 52.0			$ 52.0
Industrial Gas | Praxair Mexico | Ternium Mexico
Disclosure of contingent liabilities [line items]
Long-term purchase commitment , minimum annual consumption, volume | m³	96			96
Long-term purchase commitment , minimum annual consumption, amount	$ 4.5			$ 4.5
Property, plant and equipment | Ternium Argentina
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	18.0			18.0
Property, plant and equipment | Ternium Mexico
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	535.4			535.4
Wind Generation Farm | Ternium Argentina
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	53.3			53.3
Electric Power | Techgen S.A. de C.V. | Ternium Mexico
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, term			25 years
Long-term purchase commitment, electrical demand | MW			699
Percentage of electricity capacity supplied			78.00%
Natural Gas Transportation | Kinder Morgan Texas Pipeline L.L.C., Kinder Morgan Tejas Pipeline L.L.C. and Kinder Morgan Border Pipeline L.L.C. | Ternium Mexico
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, term		10 years
Long-term purchase commitment, contracted daily capacity | MMBTU		60
Long-term purchase commitment, annual cost	3.7			$ 3.7
Natural Gas Transportation | Kinder Morgan Texas Pipeline L.L.C., Kinder Morgan Tejas Pipeline L.L.C. and Kinder Morgan Gas Natural de México S. de R.L. de C.V. | Ternium Mexico
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, term					15 years
Long-term purchase commitment, contracted daily capacity | MMBTU				31
Long-term purchase commitment, annual cost	4.8			$ 4.8
Natural Gas Transportation | Kinder Morgan Gas Natural de Mexico, S. de R.L. de C.V., Kinder Morgan Texas Pipeline LLC, Kinder Morgan Tejas Pipeline LLC | Ternium Mexico
Disclosure of contingent liabilities [line items]
Guarantor obligations, outstanding	$ 72.2			72.2
Guarantor obligations, percentage	48.00%
Natural Gas Transportation | Kinder Morgan Gas Natural de Mexico, S. de R.L. de C.V., Kinder Morgan Texas Pipeline LLC, Kinder Morgan Tejas Pipeline LLC | Techgen
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, obligations outstanding	$ 150.4			$ 150.4